Mortgage Core Fund
Portfolio of Investments
March 31, 2023 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—88.9%
	Federal Home Loan Mortgage Corporation—33.3%
$5,699,661	2.000%, 5/1/2035	$5,169,814
2,995,523	2.000%, 7/1/2035	2,717,992
17,551,906	2.000%, 11/1/2035	15,903,805
34,700,419	2.000%, 4/1/2036	31,507,158
15,037,745	2.000%, 11/1/2036	13,606,923
8,749,787	2.000%, 8/1/2050	7,274,369
10,674,028	2.000%, 9/1/2050	8,857,460
17,167,751	2.000%, 9/1/2050	14,358,707
29,204,343	2.000%, 11/1/2050	24,234,179
25,059,400	2.000%, 12/1/2050	20,771,152
3,233,211	2.000%, 3/1/2051	2,677,912
7,000,822	2.000%, 4/1/2051	5,798,443
44,191,800	2.000%, 4/1/2051	36,601,933
16,055,102	2.000%, 5/1/2051	13,297,666
34,679,302	2.000%, 1/1/2052	28,939,937
94,476,191	2.000%, 1/1/2052	78,250,066
46,569,062	2.500%, 12/1/2035	43,431,644
1,476,518	2.500%, 10/1/2049	1,285,248
6,586,166	2.500%, 5/1/2050	5,753,569
8,054,515	2.500%, 8/1/2050	7,031,262
7,594,639	2.500%, 9/1/2050	6,570,476
73,568,131	2.500%, 9/1/2051	63,474,789
70,356,964	2.500%, 10/1/2051	60,726,172
14,571,005	2.500%, 10/1/2051	12,567,350
30,506,915	2.500%, 12/1/2051	26,292,851
18,552,033	2.500%, 1/1/2052	16,105,303
2,735,428	2.500%, 1/1/2052	2,382,360
13,091,760	2.500%, 2/1/2052	11,324,245
25,601,351	2.500%, 2/1/2052	22,088,918
11,895,976	2.500%, 2/1/2052	10,293,622
14,354,084	2.500%, 3/1/2052	12,496,885
29,366,662	2.500%, 4/1/2052	25,493,648
10,466,600	2.500%, 4/1/2052	9,053,508
25,560,820	2.500%, 5/1/2052	22,181,751
8,381,865	2.500%, 5/1/2052	7,260,709
1,427,898	3.000%, 4/1/2031	1,371,703
2,238,750	3.000%, 6/1/2032	2,142,947
2,649,278	3.000%, 6/1/2032	2,535,907
24,235,203	3.000%, 6/1/2033	23,198,104
1,760,034	3.000%, 7/1/2033	1,685,266
13,155,556	3.000%, 1/1/2043	12,246,052
462,921	3.000%, 6/1/2045	424,984
4,437,416	3.000%, 10/1/2045	4,087,632
634,421	3.000%, 5/1/2046	583,223
11,708,709	3.000%, 6/1/2046	10,672,329

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$4,757,261	3.000%, 6/1/2046	$4,398,617
5,400,534	3.000%, 7/1/2046	4,991,708
1,798,579	3.000%, 9/1/2046	1,636,008
4,368,551	3.000%, 10/1/2046	4,016,004
4,445,660	3.000%, 10/1/2046	4,082,723
3,498,938	3.000%, 11/1/2046	3,200,169
2,587,995	3.000%, 11/1/2046	2,354,070
5,305,512	3.000%, 12/1/2046	4,880,667
7,540,522	3.000%, 5/1/2047	6,931,994
9,464,644	3.000%, 4/1/2052	8,544,818
38,408,101	3.000%, 6/1/2052	34,447,342
102,771	3.500%, 6/1/2026	100,782
144,691	3.500%, 6/1/2026	141,688
52,647	3.500%, 7/1/2026	51,519
3,915,672	3.500%, 7/1/2042	3,748,800
3,485,844	3.500%, 9/1/2043	3,335,747
1,521,036	3.500%, 5/1/2046	1,436,461
17,200,618	3.500%, 7/1/2046	16,168,949
10,759,739	3.500%, 11/1/2047	10,141,285
5,609,983	3.500%, 11/1/2047	5,278,763
2,171,697	3.500%, 12/1/2047	2,033,977
10,908,984	3.500%, 12/1/2047	10,336,495
5,962,082	3.500%, 2/1/2048	5,638,022
8,552,471	3.500%, 2/1/2048	8,122,358
13,214,154	3.500%, 12/1/2049	12,300,803
8,317,112	3.500%, 5/1/2051	7,751,336
14,387,740	3.500%, 7/1/2051	13,431,488
38,672,921	3.500%, 4/1/2052	35,933,408
28,073,819	3.500%, 5/1/2052	26,085,126
7,905,913	3.500%, 5/1/2052	7,345,874
25,213	4.000%, 5/1/2024	24,983
279,095	4.000%, 8/1/2025	275,503
45,800	4.000%, 5/1/2026	45,186
558,031	4.000%, 5/1/2026	550,554
677,153	4.000%, 12/1/2040	663,977
495,796	4.000%, 1/1/2042	485,929
2,955,554	4.000%, 11/1/2047	2,868,749
2,929,997	4.000%, 5/1/2048	2,842,111
11,830,640	4.000%, 4/1/2052	11,412,743
30,957,099	4.000%, 6/1/2052	29,648,827
9,606,411	4.000%, 7/1/2052	9,190,679
2,050,268	4.000%, 7/1/2052	1,971,023
16,717,834	4.000%, 8/1/2052	15,989,120
15,427,434	4.000%, 10/1/2052	14,759,789
19,698,397	4.000%, 11/1/2052	18,927,175
14,872,045	4.000%, 11/1/2052	14,233,082
21,989	4.500%, 7/1/2024	21,912
24,783	4.500%, 8/1/2024	24,697
41,457	4.500%, 9/1/2024	41,313
27,722	4.500%, 9/1/2024	27,625

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$34,353	4.500%, 6/1/2025	$34,234
36,296,681	4.500%, 10/1/2037	36,170,311
417,277	4.500%, 11/1/2039	420,250
1,258,741	4.500%, 5/1/2040	1,268,539
122,609	4.500%, 6/1/2040	123,574
183,757	4.500%, 7/1/2040	185,258
374,596	4.500%, 8/1/2040	377,417
690,135	4.500%, 8/1/2040	695,454
2,129,434	4.500%, 9/1/2040	2,146,781
424,773	4.500%, 7/1/2041	428,149
383,070	4.500%, 7/1/2041	386,324
270,422	4.500%, 7/1/2041	272,740
1,733,360	4.500%, 10/1/2048	1,719,337
10,937,323	4.500%, 5/1/2052	10,826,624
22,107,278	4.500%, 6/1/2052	21,691,814
9,076,715	4.500%, 7/1/2052	8,944,427
38,248,588	4.500%, 8/1/2052	37,458,062
13,775,739	4.500%, 10/1/2052	13,494,033
29,775,836	4.500%, 1/1/2053	29,169,731
29,819,459	4.500%, 2/1/2053	29,203,147
15,000,001	4.500%, 3/1/2053	14,689,979
1,604	5.000%, 6/1/2023	1,598
4,876	5.000%, 7/1/2023	4,858
1,560	5.000%, 7/1/2023	1,554
1,868	5.000%, 7/1/2025	1,860
768,219	5.000%, 1/1/2034	780,323
267,595	5.000%, 5/1/2034	271,814
911	5.000%, 11/1/2035	929
291,536	5.000%, 4/1/2036	297,562
369	5.000%, 4/1/2036	377
5,274	5.000%, 4/1/2036	5,368
61,107	5.000%, 4/1/2036	62,393
71,670	5.000%, 5/1/2036	73,334
50,542	5.000%, 6/1/2036	51,575
99,206	5.000%, 6/1/2036	101,143
292,867	5.000%, 12/1/2037	299,549
48,614	5.000%, 5/1/2038	49,729
27,083	5.000%, 6/1/2038	27,753
51,829	5.000%, 9/1/2038	53,142
47,488	5.000%, 2/1/2039	48,704
47,617	5.000%, 6/1/2039	48,881
1,402,569	5.000%, 10/1/2039	1,440,874
126,135	5.000%, 2/1/2040	129,628
210,379	5.000%, 8/1/2040	216,459
36,195,900	5.000%, 10/1/2052	36,174,479
650,286	5.500%, 5/1/2034	672,962
21,547	5.500%, 3/1/2036	22,554
54,378	5.500%, 3/1/2036	56,736
11,131	5.500%, 3/1/2036	11,652
79,514	5.500%, 3/1/2036	82,647

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$162,910	5.500%, 6/1/2036	$170,489
81,164	5.500%, 6/1/2036	84,939
30,781	5.500%, 6/1/2036	32,088
77,612	5.500%, 9/1/2037	81,289
122,095	5.500%, 9/1/2037	127,787
92,110	5.500%, 12/1/2037	96,469
11,410	5.500%, 3/1/2038	11,968
5,023,191	5.500%, 9/1/2052	5,087,088
29,370,333	5.500%, 12/1/2052	29,684,737
7,768,473	5.500%, 1/1/2053	7,849,206
25,000,000	5.500%, 3/1/2053	25,251,995
6,957	6.000%, 7/1/2029	7,096
16,609	6.000%, 2/1/2032	17,215
11,041	6.000%, 5/1/2036	11,589
31,252	6.000%, 8/1/2037	32,984
191,160	6.000%, 9/1/2037	201,261
28,750,000	6.000%, 4/1/2053	29,337,414
3,932	6.500%, 6/1/2029	4,078
1,407	6.500%, 7/1/2029	1,461
122,553	6.500%, 11/1/2036	131,543
338,473	6.500%, 10/1/2037	365,142
1,404	6.500%, 4/1/2038	1,516
1,122	6.500%, 4/1/2038	1,210
6,547	7.000%, 4/1/2032	6,902
104,781	7.000%, 4/1/2032	112,266
12,160	7.000%, 9/1/2037	13,340
10,263	7.500%, 10/1/2029	10,826
6,025	7.500%, 11/1/2029	6,374
6,625	7.500%, 4/1/2031	6,730
10,375	7.500%, 5/1/2031	11,148
1,376	8.000%, 3/1/2030	1,463
23,327	8.000%, 1/1/2031	24,776
25,372	8.000%, 2/1/2031	27,336
13,012	8.000%, 3/1/2031	13,973
471	8.500%, 9/1/2025	484
112	8.500%, 9/1/2025	114
	TOTAL	1,457,124,869
	Federal National Mortgage Association—53.6%
6,936,013	2.000%, 12/1/2034	6,302,071
10,126,593	2.000%, 7/1/2035	9,185,213
5,900,036	2.000%, 4/1/2036	5,349,718
31,034,292	2.000%, 5/1/2036	28,081,419
39,223,025	2.000%, 7/1/2050	32,596,852
8,152,329	2.000%, 8/1/2050	6,764,918
11,062,360	2.000%, 10/1/2050	9,179,703
26,751,063	2.000%, 11/1/2050	22,198,412
12,526,992	2.000%, 3/1/2051	10,426,393
8,641,210	2.000%, 5/1/2051	7,157,097
327,711,361	2.000%, 5/1/2051	271,427,492
40,990,657	2.000%, 5/1/2051	34,258,011

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$18,777,611	2.000%, 6/1/2051	$15,681,684
17,054,652	2.000%, 7/1/2051	14,168,181
7,611,356	2.000%, 8/1/2051	6,323,147
45,544,534	2.000%, 8/1/2051	37,679,640
40,183,816	2.000%, 10/1/2051	33,232,084
15,396,929	2.000%, 10/1/2051	12,733,286
11,427,310	2.000%, 12/1/2051	9,496,829
6,457,067	2.000%, 12/1/2051	5,386,416
7,502,548	2.000%, 1/1/2052	6,228,066
23,981,815	2.000%, 2/1/2052	19,930,428
124,714,693	2.000%, 2/1/2052	103,100,290
75,123,549	2.000%, 2/1/2052	62,221,207
18,860,947	2.000%, 2/1/2052	15,668,764
15,641,321	2.000%, 3/1/2052	12,984,278
20,153,581	2.000%, 3/1/2052	16,742,622
15,141,951	2.000%, 3/1/2052	12,617,056
25,611,516	2.000%, 4/1/2052	21,164,760
5,490,935	2.500%, 9/1/2035	5,108,134
22,576,173	2.500%, 7/1/2036	21,072,823
8,900,721	2.500%, 11/1/2036	8,277,425
2,564,830	2.500%, 12/1/2036	2,390,030
38,851,511	2.500%, 12/1/2036	36,173,329
2,219,921	2.500%, 12/1/2049	1,927,494
8,900,175	2.500%, 6/1/2050	7,769,488
3,278,220	2.500%, 7/1/2050	2,842,287
6,794,597	2.500%, 9/1/2050	5,886,815
15,757,743	2.500%, 9/1/2050	13,632,757
36,350,955	2.500%, 10/1/2050	31,369,383
13,678,235	2.500%, 11/1/2050	11,825,128
17,449,522	2.500%, 2/1/2051	15,039,138
21,495,253	2.500%, 2/1/2051	18,526,012
17,328,022	2.500%, 4/1/2051	14,975,032
15,580,722	2.500%, 5/1/2051	13,450,393
15,665,636	2.500%, 6/1/2051	13,584,891
43,784,005	2.500%, 9/1/2051	37,790,645
19,033,996	2.500%, 10/1/2051	16,416,637
17,157,797	2.500%, 10/1/2051	14,798,433
81,371,836	2.500%, 10/1/2051	70,233,277
15,104,448	2.500%, 12/1/2051	13,018,000
24,558,442	2.500%, 1/1/2052	21,273,512
8,266,656	2.500%, 1/1/2052	7,129,911
66,225,913	2.500%, 1/1/2052	57,119,208
9,094,401	2.500%, 2/1/2052	7,843,832
5,289,473	2.500%, 2/1/2052	4,581,954
7,092,452	2.500%, 3/1/2052	6,134,902
2,307,596	2.500%, 5/1/2052	1,990,099
32,667,448	2.500%, 5/1/2052	28,195,774
1,071,057	3.000%, 2/1/2032	1,026,227
2,397,341	3.000%, 8/1/2043	2,211,365
1,660,877	3.000%, 9/1/2043	1,532,033

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$6,293,827	3.000%, 8/1/2046	$5,780,008
2,925,463	3.000%, 9/1/2046	2,686,633
2,611,190	3.000%, 10/1/2046	2,388,224
1,430,781	3.000%, 10/1/2046	1,301,455
2,707,526	3.000%, 11/1/2046	2,476,334
2,636,278	3.000%, 11/1/2046	2,397,989
3,426,794	3.000%, 11/1/2046	3,134,185
868,709	3.000%, 1/1/2047	793,717
14,139,323	3.000%, 1/1/2047	12,918,731
748,427	3.000%, 2/1/2047	688,496
4,327,349	3.000%, 3/1/2047	3,957,842
8,576,438	3.000%, 3/1/2047	7,876,270
1,096,328	3.000%, 4/1/2047	996,204
5,635,418	3.000%, 12/1/2047	5,180,633
8,855,280	3.000%, 12/1/2047	8,132,347
3,538,984	3.000%, 2/1/2048	3,208,041
1,060,679	3.000%, 2/1/2048	961,491
1,216,905	3.000%, 11/1/2049	1,101,682
2,484,572	3.000%, 5/1/2051	2,249,901
124,492,331	3.000%, 5/1/2051	111,761,297
40,799,701	3.000%, 7/1/2051	36,614,627
44,208,587	3.000%, 12/1/2051	39,698,020
37,389,346	3.000%, 12/1/2051	33,726,436
6,600,402	3.000%, 1/1/2052	6,010,504
22,334,056	3.000%, 2/1/2052	20,296,118
10,126,654	3.000%, 3/1/2052	9,088,692
20,083,065	3.000%, 4/1/2052	18,112,455
23,838,435	3.000%, 4/1/2052	21,558,933
65,009	3.500%, 11/1/2025	63,731
95,320	3.500%, 11/1/2025	93,446
106,259	3.500%, 12/1/2025	104,109
113,864	3.500%, 1/1/2026	111,592
31,110	3.500%, 1/1/2026	30,489
6,658,476	3.500%, 9/1/2042	6,371,390
10,692,558	3.500%, 7/1/2045	10,081,307
4,383,178	3.500%, 8/1/2046	4,111,515
4,092,361	3.500%, 8/1/2046	3,863,532
6,966,504	3.500%, 9/1/2046	6,616,151
4,556,779	3.500%, 2/1/2047	4,276,350
6,950,664	3.500%, 11/1/2047	6,540,289
7,070,429	3.500%, 12/1/2047	6,688,335
3,514,449	3.500%, 4/1/2048	3,305,854
12,680,635	3.500%, 5/1/2051	11,960,686
14,689,363	3.500%, 7/1/2051	13,740,606
50,505,590	3.500%, 3/1/2052	47,752,535
47,614,055	3.500%, 6/1/2052	44,241,171
40,305,159	3.500%, 7/1/2052	37,638,953
77,544	4.000%, 12/1/2025	76,536
107,564	4.000%, 7/1/2026	106,086
28,848,898	4.000%, 11/1/2037	28,406,872

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$1,056,888	4.000%, 2/1/2041	$1,036,152
784,307	4.000%, 3/1/2046	765,928
991,724	4.000%, 7/1/2046	967,555
2,276,268	4.000%, 11/1/2046	2,220,084
3,081,970	4.000%, 10/1/2047	3,003,972
5,074,447	4.000%, 10/1/2047	4,925,409
2,593,450	4.000%, 11/1/2047	2,527,815
2,879,184	4.000%, 1/1/2048	2,831,511
3,241,473	4.000%, 2/1/2048	3,145,258
3,604,533	4.000%, 2/1/2048	3,497,541
7,148,978	4.000%, 2/1/2048	6,939,011
918,481	4.000%, 2/1/2048	888,922
3,089,263	4.000%, 2/1/2048	3,008,185
1,970,135	4.000%, 3/1/2048	1,906,115
1,161,717	4.000%, 3/1/2048	1,132,680
2,857,157	4.000%, 5/1/2048	2,771,456
673,663	4.000%, 6/1/2048	653,456
2,503,104	4.000%, 6/1/2048	2,428,022
1,343,765	4.000%, 7/1/2048	1,303,459
14,142,225	4.000%, 4/1/2052	13,584,338
3,899,551	4.000%, 4/1/2052	3,738,409
5,536,238	4.000%, 4/1/2052	5,307,462
12,677,831	4.000%, 5/1/2052	12,142,056
34,628,976	4.000%, 7/1/2052	33,141,177
27,956,583	4.000%, 7/1/2052	26,775,116
26,345,182	4.000%, 7/1/2052	25,326,904
16,692,830	4.000%, 9/1/2052	15,959,990
11,357,777	4.000%, 9/1/2052	10,873,350
5,860,536	4.000%, 10/1/2052	5,603,250
89,796	4.500%, 2/1/2039	90,329
479,385	4.500%, 5/1/2040	483,147
1,181,690	4.500%, 10/1/2040	1,191,391
145,369	4.500%, 11/1/2040	146,576
1,566,846	4.500%, 4/1/2041	1,579,900
766,038	4.500%, 6/1/2041	772,458
12,521,439	4.500%, 5/1/2052	12,282,209
6,901,620	4.500%, 6/1/2052	6,765,447
8,134,685	4.500%, 8/1/2052	7,974,183
18,594,272	4.500%, 10/1/2052	18,344,190
3,307	5.000%, 5/1/2023	3,295
2,674	5.000%, 8/1/2023	2,664
32,869	5.000%, 11/1/2023	32,727
994,072	5.000%, 2/1/2036	1,014,209
553,849	5.000%, 7/1/2040	569,605
566,002	5.000%, 10/1/2041	583,012
42,411,715	5.000%, 8/1/2052	42,345,532
9,564,598	5.000%, 12/1/2052	9,544,442
25,000,000	5.000%, 2/1/2053	24,923,877
15,000,000	5.000%, 4/1/2053	14,954,327
23,333	5.500%, 1/1/2032	24,046

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$15,992	5.500%, 1/1/2032	$16,497
237,734	5.500%, 9/1/2034	246,799
648,722	5.500%, 12/1/2034	673,467
18,277	5.500%, 4/1/2035	18,941
287,355	5.500%, 11/1/2035	299,457
133,753	5.500%, 1/1/2036	139,449
48,549	5.500%, 3/1/2036	50,653
220,477	5.500%, 4/1/2036	229,785
338,599	5.500%, 4/1/2036	353,188
189,196	5.500%, 5/1/2036	198,092
71,172	5.500%, 9/1/2036	74,259
237,739	5.500%, 8/1/2037	248,187
122,792	5.500%, 7/1/2038	128,612
346,460	5.500%, 4/1/2041	364,667
9,787,187	5.500%, 9/1/2052	9,919,483
8,692,487	5.500%, 11/1/2052	8,788,254
5,425	6.000%, 1/1/2029	5,543
6,858	6.000%, 2/1/2029	7,004
2,273	6.000%, 2/1/2029	2,307
3,421	6.000%, 4/1/2029	3,511
8,777	6.000%, 5/1/2029	9,009
4,308	6.000%, 5/1/2029	4,404
371,809	6.000%, 7/1/2034	388,936
207,124	6.000%, 11/1/2034	216,529
97,738	6.000%, 7/1/2036	103,083
25,481	6.000%, 7/1/2036	26,809
93,716	6.000%, 10/1/2037	98,993
39,116	6.000%, 6/1/2038	41,389
501,207	6.000%, 7/1/2038	529,847
45,556	6.000%, 9/1/2038	48,179
30,280	6.000%, 10/1/2038	32,088
286,518	6.000%, 2/1/2039	303,702
5,359,272	6.000%, 12/1/2052	5,490,543
5,351,937	6.000%, 1/1/2053	5,466,304
5,500,000	6.000%, 4/1/2053	5,612,375
11,642	6.500%, 9/1/2028	11,903
2,071	6.500%, 8/1/2029	2,142
4,128	6.500%, 6/1/2031	4,331
11,229	6.500%, 6/1/2031	11,732
1,680	6.500%, 6/1/2031	1,756
1,670	6.500%, 6/1/2031	1,698
2,298	6.500%, 1/1/2032	2,407
33,647	6.500%, 3/1/2032	35,345
110,142	6.500%, 4/1/2032	116,014
14,273	6.500%, 5/1/2032	15,080
138,114	6.500%, 7/1/2036	148,072
2,987	6.500%, 8/1/2036	3,176
12,714	6.500%, 9/1/2036	13,709
23,098	6.500%, 12/1/2036	24,774
57,690	6.500%, 9/1/2037	62,338

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$191	6.500%, 12/1/2037	$206
30,940	6.500%, 10/1/2038	33,395
17	7.000%, 7/1/2023	17
183	7.000%, 2/1/2024	182
132	7.000%, 5/1/2024	133
652	7.000%, 7/1/2024	655
502	7.000%, 7/1/2025	507
7,389	7.000%, 9/1/2031	7,823
4,903	7.000%, 9/1/2031	5,238
75,252	7.000%, 11/1/2031	80,498
5,294	7.000%, 12/1/2031	5,659
16,147	7.000%, 1/1/2032	16,237
23,094	7.000%, 2/1/2032	24,655
23,944	7.000%, 3/1/2032	25,614
44,075	7.000%, 3/1/2032	46,024
4,649	7.000%, 4/1/2032	4,981
13,340	7.000%, 4/1/2032	14,150
99,685	7.000%, 4/1/2032	106,905
137,389	7.000%, 6/1/2037	151,116
709	7.500%, 1/1/2030	751
5,388	7.500%, 9/1/2030	5,725
5,493	7.500%, 5/1/2031	5,869
2,261	7.500%, 6/1/2031	2,422
21,316	7.500%, 8/1/2031	22,910
31,294	7.500%, 1/1/2032	32,889
2,534	7.500%, 6/1/2033	2,653
939	8.000%, 11/1/2029	998
124	9.000%, 6/1/2025	126
	TOTAL	2,347,936,514
	Government National Mortgage Association—1.8%
5,963,963	3.000%, 1/20/2047	5,502,669
43,804,734	3.000%, 9/20/2050	39,855,330
695,293	3.500%, 8/15/2043	661,138
445,671	3.500%, 8/15/2043	423,779
8,332,100	3.500%, 3/20/2047	7,929,885
10,271,795	3.500%, 11/20/2047	9,763,106
621,361	4.000%, 9/15/2040	609,281
1,697,557	4.000%, 10/15/2040	1,665,183
805,852	4.000%, 1/15/2041	790,206
1,057,427	4.000%, 10/15/2041	1,036,731
2,969,061	4.000%, 6/15/2048	2,876,068
169,750	4.500%, 1/15/2039	169,642
108,821	4.500%, 6/15/2039	108,981
475,351	4.500%, 10/15/2039	476,258
183,622	4.500%, 1/15/2040	183,946
106,237	4.500%, 6/15/2040	106,509
65,474	4.500%, 9/15/2040	65,668
94,520	4.500%, 2/15/2041	94,728
545,177	4.500%, 3/15/2041	546,453
48,023	4.500%, 5/15/2041	48,166

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$1,776,442	4.500%, 6/20/2041	$1,792,509
345,738	4.500%, 9/15/2041	346,786
356,365	4.500%, 10/15/2043	355,829
296,669	5.000%, 1/15/2039	302,248
241,744	5.000%, 5/15/2039	246,527
330,615	5.000%, 8/20/2039	339,253
111,215	5.500%, 12/15/2038	115,725
79,922	5.500%, 12/20/2038	83,234
160,064	5.500%, 1/15/2039	166,687
160,641	5.500%, 2/15/2039	167,234
5,320	6.000%, 10/15/2028	5,431
4,182	6.000%, 3/15/2029	4,289
53,064	6.000%, 2/15/2036	55,673
92,057	6.000%, 4/15/2036	96,800
76,600	6.000%, 6/15/2037	80,623
8,839	6.500%, 10/15/2028	9,114
3,242	6.500%, 10/15/2028	3,266
3,845	6.500%, 11/15/2028	3,953
3,969	6.500%, 12/15/2028	4,074
2,133	6.500%, 2/15/2029	2,201
8,576	6.500%, 3/15/2029	8,803
20,797	6.500%, 9/15/2031	21,691
48,228	6.500%, 2/15/2032	50,457
7,268	7.000%, 11/15/2027	7,450
4,628	7.000%, 6/15/2028	4,784
8,708	7.000%, 11/15/2028	8,985
5,897	7.000%, 1/15/2029	6,100
5,873	7.000%, 5/15/2029	6,108
408	7.000%, 10/15/2029	413
16,628	7.000%, 5/15/2030	17,292
12,004	7.000%, 11/15/2030	12,553
7,053	7.000%, 12/15/2030	7,315
8,788	7.000%, 8/15/2031	9,195
34,097	7.000%, 4/1/2032	35,865
9,296	7.000%, 12/15/2031	9,815
7,567	7.500%, 8/15/2029	7,942
32,571	7.500%, 10/15/2029	34,225
1,477	7.500%, 10/15/2030	1,552
5,814	7.500%, 1/15/2031	6,190
658	8.000%, 8/15/2029	697
2,022	8.000%, 10/15/2029	2,145
7,261	8.000%, 11/15/2029	7,707
6,534	8.000%, 1/15/2030	6,896
2,654	8.000%, 10/15/2030	2,812
61,480	8.000%, 11/15/2030	65,648
2,968	8.500%, 5/15/2029	3,160
	TOTAL	77,440,983

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Uniform Mortgage-Backed Securities, TBA—0.2%
$10,000,000	[1]	3.500%, 4/1/2053	$9,287,495
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,928,312,511)	3,891,789,861
		COLLATERALIZED MORTGAGE OBLIGATIONS—5.3%
		Non-Agency Mortgage-Backed Securities—5.3%
453,171		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	285,590
221,662		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	22,698
35,524,183		GS Mortgage-Backed Securities 2022-PJ3, Class A4, 2.500%, 8/25/2052	28,823,157
36,396,342		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	32,166,690
37,082,319		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	31,467,826
36,853,043		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	29,947,416
30,863,026		JP Morgan Mortgage Trust 2022-3, Class A2, 3.000%, 8/25/2052	26,190,173
42,141,873		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	34,245,210
6,605,402		JP Morgan Mortgage Trust 2022-4, Class A3, 3.000%, 10/25/2052	5,597,047
5,852,479		JP Morgan Mortgage Trust 2022-6, Class A3, 3.000%, 11/25/2052	4,959,061
134,718		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 4.052%, 8/25/2035	121,271
1,758,320		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	1,469,117
2,987,931		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	2,487,008
14,613,028		Sequoia Mortgage Trust 2021-3, Class A1, 2.500%, 5/25/2051	11,874,798
25,000,000		Sequoia Mortgage Trust 2023-2, Class A1, 5.000%, 3/25/2053	24,337,890
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $257,849,954)	233,994,952
		ASSET-BACKED SECURITIES—2.8%
		Auto Receivables—0.8%
14,000,000		Ford Credit Auto Lease Trust 2023-A, Class A2A, 5.190%, 6/15/2025	14,007,183
20,562,000		Ford Credit Auto Owner Trust/Ford Credit 2023-1, Class B, 5.290%, 8/15/2035	20,382,547
		TOTAL	34,389,730
		Single Family Rental Securities—1.2%
14,704,423		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	13,968,324
16,726,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	13,905,342
14,000,000		Progress Residential Trust 2022-SFR2, Class D, 3.945%, 4/17/2027	12,756,522
14,808,453		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	14,014,092
		TOTAL	54,644,280
		Student Loans—0.8%
4,007,498		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	3,688,735
8,225,428		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	7,364,508
6,530,254		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	6,004,530
8,263,790	[2]	SMB Private Education Loan Trust 2018-A, Class A2B, 5.484% (1-month USLIBOR +0.800%), 2/15/2036	8,054,844
10,298,696	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 5.784% (1-month USLIBOR +1.100%), 7/15/2053	10,088,674
		TOTAL	35,201,291
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $131,468,498)	124,235,301
		AGENCY RISK TRANSFER SECURITY—0.1%
3,250,000	[2]	FHLMC STACR 2023-DNA1, Class M1A, 6.658% (30-DAY AVERAGE SOFR +2.100%), 3/25/2043 (IDENTIFIED COST $3,250,000)	3,254,744
		INVESTMENT COMPANY—10.6%
463,689,377		Federated Hermes Government Obligations Fund, Premier Shares, 4.69%[3] (IDENTIFIED COST $463,689,377)	463,689,377
		TOTAL INVESTMENT IN SECURITIES—107.7% (IDENTIFIED COST $4,784,570,340)	4,716,964,235
		OTHER ASSETS AND LIABILITIES - NET—(7.7)%[4]	(337,709,460)
		TOTAL NET ASSETS—100%	$4,379,254,775

At March 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 10-Year Long Futures	125	$14,365,234	June 2023	$418,793
United States Treasury Notes 10-Year Ultra Long Futures	175	$21,199,610	June 2023	$670,481
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,089,274
The average notional value of long and short futures contracts held by the Fund throughout the period was $41,520,801 and $3,357,813, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2023, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2022	$117,293,489
Purchases at Cost	$1,197,271,726
Proceeds from Sales	$(850,875,838)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 3/31/2023	$463,689,377
Shares Held as of 3/31/2023	463,689,377
Dividend Income	$2,881,350

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$3,891,789,861	$—	$3,891,789,861
Collateralized Mortgage Obligations	—	233,994,952	—	233,994,952
Asset-Backed Securities	—	124,235,301	—	124,235,301
Agency Risk Transfer Security	—	3,254,744	—	3,254,744
Investment Company	463,689,377	—	—	463,689,377
TOTAL SECURITIES	$463,689,377	$4,253,274,858	$—	$4,716,964,235
Other Financial Instruments:[1]
Assets	$1,089,274	$—	$—	$1,089,274

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
LIBOR	—London Interbank Offered Rate
SOFR	—Secured Overnight Financing Rate
STACR	—Structured Agency Credit Risk